Short-Term Bank Loans, Net	12 Months Ended
Dec. 31, 2017
Convertible Promissory Note/Short-Term Bank Loans, Net/Secured Loan Payable[Abstract]
SHORT-TERM BANK LOANS, NET

16. SHORT-TERM BANK LOANS, NET

The following is a summary of the principal and balance of the Company’s short-term bank loans as of December 31, 2017 and 2016:

				December 31,	December 31,
Lender Name	Entrust Bank name	Interest rate	Term	2017	2016
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From January 7, 2016 to January 6 , 2017	$-	$1,439,932
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10.0%	From August 9, 2016 to August 8, 2017	1,534,914	1,439,932
Urumqi Changhe Financing Guarantee Co., Ltd.	Bank of Urumqi Co., Ltd	Fixed annual rate of 10.0%	From July 13, 2016 to July 13, 2017	1,536,715	1,439,932
Shanghai Pudong Development Bank	Shanghai Pudong Development Bank	Fixed annual rate of 7.0%	From December 22, 2016 to December 21, 2017	3,534,444	3,311,845
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 4, 2017 to September 3, 2017	1,535,178	-
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 5, 2017 to September 4, 2017	766,821	-
Urumqi Changhe Financing Guarantee Co., Ltd.	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From January 11, 2017 to January 10, 2018	1,536,715	-
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to December 10, 2017	614,686	-
Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd	Tianshan Rural Commercial Bank	Fixed annual rate of 10%	From April 11, 2017 to April 10, 2018	922,029	-
				11,981,502	7,631,641
Less unamortized financing cost				(11,526)	(159,111)
Short-term bank loans less unamortized financing cost				$11,969,976	$7,472,530

Interest expense incurred on the above short-term bank loans was $1,115,329, $580,843 and $145,400 for the years ended December 31, 2017, 2016 and 2015, respectively. Financing expenses amortized on the above short-term bank loans was $468,162, $134,692 and nil for the years ended December 31, 2017, 2016 and 2015, respectively. The loans were guaranteed by certain shareholders in Feng Hui and related parties. (See Note 26)

During the year ended December 31, 2017, Feng Hui was granted loans from Tianshan Rural Commercial Bank which were entrusted by Changhe and Urumqi Economic Development Zone Zhengxin Financing Guarantee Co., Ltd. (“Zhengxin”). The interest expenses incurred on loans provided by Changhe, Zhengxin and Pufa bank were $506,288, $368,849 and $240,192 for the year ended December 31, 2017. The interest expenses incurred on loans provided by Changhe and Zhengxin were $417,550 and $163,292 for the year ended December 31, 2016. The interest expenses incurred on loans provided by Changhe were $347,688 for the year ended December 31, 2015.

All of the short-term bank loans from Tianshan Rural Commercial Bank and, loan from Shanghai Pudong Development Bank, loan from Bank of Urumuqi Co., are overdue. The Company and the lenders are working to extend the overdue loans for one year.